Subsequent Events - Additional Information (Details) - ARS ($) $ in Thousands			12 Months Ended
	Mar. 31, 2023	Feb. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Other cash payments to acquire interests in joint venture classified as financing activities			$ 11,879,794	$ 0	$ 526,146
Non Adjusting Reporting Events [member]
Subsequent Events [Line Items]
Notional amount	$ 38,400,858
Proceeds from sales or maturity of financial instruments, classified as investing activities	280,368
Purchase of interests in investments accounted for using equity method	$ 44,123,922
Irrevocable Capital Contribution On Account Of Future Subscription Of Shares Made [member] | Play Digital S A [Member]
Subsequent Events [Line Items]
Proportion of voting rights held in joint venture		11.057%
Other cash payments to acquire interests in joint venture classified as financing activities		$ 396,030